Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 20 — Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The Company has evaluated all events or transactions that occurred after December 31, 2025, up through April 30, 2026, the date the Company issued the consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

On November 8, 2024, the Company entered into a Share Purchase Agreement (“Purchase Agreement”) with Amazon Capital Holding Limited (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser shall purchase from the Company within six months from the date of the Purchase Agreement (the “First Closing”), the Company’s Class A ordinary shares for an aggregate purchase price of US$5,000,000. The per share purchase price shall be equal to 80% of the average market price of the Company’s ordinary shares, calculated by reference to the average closing price of the Company’s American Depositary Shares (“ADSs”) with applicable ADS ratio over the 20 consecutive trading days immediately preceding the Company’s receipt of the aggregate purchase price of US$5,000,000. As of December 31, 2025, the Company has received approximately US$2,650,000 in purchase price from the Purchaser under the Purchase Agreement (“Current Purchase Amount”). On January 15, 2026, the Company entered into a Waiver with the Purchaser to waive the Purchaser’s aggregate purchase price of US$5,000,000 for the First Closing, and instead shall close the First Closing with the Current Purchase Amount at unit purchase price of $0.0000665 per Class A ordinary share or $2.1624 per ADS. As a result, an aggregate of 39,828 million Class A ordinary shares were issued to the Purchaser in April 2026.

Subsequently, an aggregate of approximately 33,036 million Class A ordinary shares were issued resulting from the conversion of the June 2025 Secured Convertible Debenture.

On April 10, 2026, the Company, through Lion Wealth Management Limited, entered into an exclusivity agreement (the “Exclusivity Agreement”) with Skyfame Realty (Holdings) Limited (In Liquidation) (“Skyfame”), a company listed on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEX”) under stock code 00059.HK whose trading has been suspended, and its joint provisional liquidators. Pursuant to the Exclusivity Agreement, Lion Wealth Management Limited has a six-month exclusivity period to facilitate the implementation of a proposed restructuring of Skyfame to enable resumption of trading of Skyfame’s shares on HKEX.

As of the date of this report, the Company held the following digital assets.

Quantity
BTC	88
HYPE	194,727
SOL	11,002
SUI	2,865
BNB	21
USDT	1,035,276